Consolidated Statements of Income (Amounts Attributable to CIGNA) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income
Shareholders' income from continuing operations									$ 1,260	$ 1,279	$ 1,291
Shareholders' income from discontinued operations									0	0	1
Shareholders' Net Income	$ 273	$ 183	$ 391	$ 413	$ 445	$ 294	$ 282	$ 258	$ 1,260	$ 1,279	$ 1,292